Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration in cash	$ 62,000	$ 14,350	$ 23,450
Less: Carrying value of net assets of companies acquired	0	7,649	1,190
Excess of consideration over acquired assets	$ 62,000	$ 6,701	$ 22,260